15. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of composition of property, plant and equipment
	Weighted average rate (p.a.)	2019	Additions and contractual amendments	Disposals (6)	Transfers	2020
Flight equipment
Cost
Aircraft - ROU(1) with purchase option (5)		660,256	-	(660,256)	-	-
Aircraft - ROU with no purchase option		3,561,980	704,253	(245,524)	-	4,020,709
Spare parts and engines – Own (7) (8)		1,764,295	206,253	(5,887)	(250)	1,964,411
Spare parts and engines – ROU		109,977	(15,296)	(10,352)	-	84,329
Aircraft and engine improvements		3,084,023	351,386	(229,024)	-	3,206,385
Tools		53,454	2,311	(194)	250	55,821
		9,233,985	1,248,907	(1,151,237)	-	9,331,655
Depreciation
Aircraft - ROU with purchase option (5)		(226,433)	(2,935)	229,368	-	-
Aircraft - ROU with no purchase option	16.52%	(719,377)	(783,678)	82,407	-	(1,420,648)
Spare parts and engines – Own (7) (8)	7.13%	(706,381)	(133,806)	3,139	-	(837,048)
Spare parts and engines – ROU	25.59%	(26,745)	(30,274)	9,079	-	(47,940)
Aircraft and engine improvements	44.20%	(1,717,552)	(780,054)	215,564	-	(2,282,042)
Tools	10.00%	(24,712)	(4,148)	163	-	(28,697)
		(3,421,200)	(1,734,895)	539,720	-	(4,616,375)

Total Net - Flight equipment		5,812,785	(485,988)	(611,517)	-	4,715,280

Property, plant and equipment in use
Cost
Vehicles		11,681	159	(576)	-	11,264
Machinery and equipment		63,091	888	(1,138)	-	62,841
Furniture and fixtures		32,983	1,386	(1,579)	-	32,790
Computers and peripherals - Own		45,732	2,863	(1,108)	-	47,487
Computers and peripherals – ROU		21,992	-	-	-	21,992
Communication equipment		2,548	8	(323)	-	2,233
Security equipment		856	-	(801)	-	55
Third-party property improvements - CMA (3)		107,637	-	-	-	107,637
Third-party property improvements		71,174	330	-	4,210	75,714
Third-party properties - ROU		22,354	5,583	(70)	-	27,867
Construction in progress		17,906	1,141	-	(4,210)	14,837
		397,954	12,358	(5,595)	-	404,717
Depreciation
Vehicles	20.00%	(9,291)	(595)	314	-	(9,572)
Machinery and equipment	10.00%	(45,437)	(4,045)	1,065	-	(48,417)
Furniture and fixtures	10.00%	(19,908)	(2,088)	1,513	-	(20,483)
Computers and peripherals - Own	20.00%	(33,190)	(3,740)	1,093	-	(35,837)
Computers and peripherals – ROU	35.26%	(7,682)	(7,778)	-	-	(15,460)
Communication equipment	10.00%	(2,081)	(95)	305	-	(1,871)
Security equipment	10.00%	(615)	(3)	586	-	(32)
Third-party property improvements - CMA	12.05%	(102,675)	(4,962)	-	-	(107,637)
Third-party property improvements	20.31%	(39,039)	(10,289)	-	-	(49,328)
Third-party properties - ROU	35.57%	(7,156)	(8,748)	70	-	(15,834)
		(267,074)	(42,343)	4,946	-	(304,471)
Total net - Property, plant and equipment in use		130,880	(29,985)	(649)	-	100,246

Impairment losses (2)	-	(41,719)	7,389	-	-	(34,328)
Total		5,901,946	(508,584)	(612,166)	-	4,781,196

Advances to suppliers (4)	-	156,155	96,537	(73,600)	-	179,092
Total Property, plant and equipment		6,058,101	(412,047)	(685,766)	-	4,960,288

(1) ROU - Right of Use

(2) Refers to provisions for impairment losses for rotable items (spare parts), classified under “Parts and spare engines", recorded by the Company in order to present its assets according to the actual capacity for the generation of expected future benefits.

(3) CMA - Maintenance Center - Confins/MG

(4) The write-off refers to PDP return, as mentioned in note 1.3.

(5) Write-off resulting from the sale-leaseback transaction, see Note 18.1.

(6) The amounts are composed of sales and write-offs.

(7) As of December 31, 2020, the balance of spare parts is granted as a guarantee to Secured Notes 2026, according to note 17.

(8) As of December 31, 2020, 19 engines of the Company are granted as a guarantee to the Spare Engine Facility and the Loan Facility, according to note 17.